Condensed Financial Information - Parent Company Only - Condensed Statements of Profit or Loss and Other Comprehensive Income (Details) - KZT (₸) ₸ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of information about consolidated structured entities [line items]
REVENUE	₸ 2,532,156	₸ 1,913,490	₸ 1,270,592
Other (losses) gains	11,229	23,200	16,384
COSTS AND OPERATING EXPENSES	(1,249,867)	(891,486)	(550,018)
General & administrative expenses	(32,899)	(29,468)	(24,772)
NET INCOME BEFORE TAX	1,282,289	1,022,004	720,574
Income tax	(225,455)	(173,234)	(131,730)
NET INCOME	1,056,834	848,770	588,844
Other comprehensive income	31,640	19,121	(11,923)
Total Comprehensive Income	1,088,474	867,891	576,921
Parent
Disclosure of information about consolidated structured entities [line items]
REVENUE	776,807	602,138	432,661
Dividend income from banking subsidiaries	285,206	283,352	200,930
Dividend income from other subsidiaries	467,500	296,700	213,819
Interest income	22,707	22,324	16,762
Other (losses) gains	1,394	(238)	1,150
COSTS AND OPERATING EXPENSES	(20,826)	(24,544)	(21,173)
General & administrative expenses	(20,810)	(24,528)	(20,818)
Fee and commission expense	(16)	(16)	(355)
NET INCOME BEFORE TAX	755,981	577,594	411,488
Income tax	(4,058)	(3,705)	(3,357)
NET INCOME	751,923	573,889	408,131
Total Comprehensive Income	₸ 751,923	₸ 573,889	₸ 408,131